Cash and Cash Equivalents - Summary of Cash and Cash Equivalents by Currency (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 1,396,253	$ 1,506,993
Chilean Peso [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	1,588	637
Argentine peso [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	8,025	65,480
Colombian peso [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	150,799	381,754
Brazilian Reals [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	757,659	741,282
Peruvian sol [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	129,607	147,458
U.S. Dollar [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	348,413	170,335
Euros [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 162	$ 47